Business Disposal (Details) - USD ($)		12 Months Ended
	Sep. 20, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Disposal [Abstract]
Notes payable	$ 2,000,000
Gain on sale of business	467,049	$ 467,049
Disposed of goodwill	$ 125,508	125,508
Gain on sale of business		$ 467,049